CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 40,741	$ 51,204	$ 727,162
Accounts Receivable, Related Party	131,698	254,273	213,192
Note Receivable, Related Party	0	0	5,396
Accrued Interest Receivable	0	0	230
Prepaid Expenses	14,089	20,945	48,144
Prepaid Rent	5,000	10,000
Total Current Assets	191,528	336,422	994,124
OTHER ASSETS
Investment Securities		0	198,006
Investment Securities, Related Party	222,580	222,580	19,969
Total Other Assets	222,580	222,580	217,975
TOTAL ASSETS	414,108	559,002	1,212,099
Current Liabilities:
Accounts payable	31,039	28,799	91,498
Notes Payable	710	710	1,429,179
Accrued payroll taxes	4,241	4,241	4,241
Accrued Interest	301,363	689,785	954,861
Accrued Rent	0	0	0
Accrued Payroll	1,266,679	1,266,679	1,266,679
Other Accrued Expenses	41,423	41,423	41,423
Bank Overdraft	1,000	1,000	1,000
Due to Investor	20,000	20,000	20,000
Unearned Income	1,686,650	1,718,290	1,843,806
Derivative Liability	1,435,949	3,551,793	6,892,477
Convertible Notes Payable Less unamortized discount	499,880	1,262,340	2,131,311
Convertible Notes Payable, Related Parties Less unamortized discount	10,000	10,000	21,500
Total Current Liabilities	5,298,935	8,595,061	14,697,976
Long Term Liabilities:
Convertible Notes Payable, Related Parties Less unamortized discount			0
Total Liabilities	5,298,935	8,595,061	14,697,976
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock ($.0001 par value) 500,000,000 shares authorized; 5,800,000,000 authorized and 3,354,866 issued and outstanding as of September 30,2022 and 4,800,000,000 authorized and 2,900,914 shares issued and outstanding as of September 30 ,2021.	337	335	290
Additional Paid in capital	13,648,107	12,132,620	9,126,378
Contributed Capital	736,326	736,326	736,326
Retained Earnings (Deficit)	(19,269,640)	(20,905,369)	(23,348,900)
Total Stockholders' Equity (Deficit)	(4,884,827)	(8,036,059)	(13,485,877)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	414,108	559,002	1,212,099
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, Value, Issued	40	28	28
Series AA Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, Value, Issued	0	0	0
Series M Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, Value, Issued	3	3	3
Series N C [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, Value, Issued	$ 0	$ 0	$ 0